Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2016
Registrant Name	DREYFUS LAUREL FUNDS TRUST
Central Index Key	0000053808
Amendment Flag	false
Document Creation Date	Mar. 24, 2017
Document Effective Date	Mar. 31, 2017
Prospectus Date	Mar. 31, 2017
Class T Prospectus | Dreyfus Global Equity Income Fund | Class T
Prospectus:
Trading Symbol	DQETX
Class T Prospectus | Dreyfus International Bond Fund | Class T
Prospectus:
Trading Symbol	DIBTX